Consolidated statement of changes in equity - GBP (£) £ in Millions	Total	Share capital [member]	Share premium [member]	Retained earnings [member]	Other reserves [member]	Total [member]	Non- controlling interests [member]
Equity at beginning of period at Dec. 31, 2015	£ 8,878	£ 1,340	£ 2,831	£ (1,397)	£ 2,340	£ 5,114	£ 3,764
Profit after taxation for the year	1,062			912		912	150
Other comprehensive income/(expense) for the year	962			284	75	359	603
Total comprehensive income for the year	2,024			1,196	75	1,271	753
Distributions to non-controlling interests	(534)						(534)
Dividends to shareholders	(4,850)			(4,850)		(4,850)
Recognition of liabilities with non-controlling interests	(2,172)			(2,013)		(2,013)	(159)
Derecognition of liabilities with non-controlling interests	1,244			1,244		1,244
Changes in non-controllinginterests	32			17		17	15
Shares issued	89	2	87			89
Shares acquired by ESOP Trusts	(74)		36	466	(576)	(74)
Write-down of shares held by ESOP Trusts				(381)	381
Share-based incentive plans	319			319		319
Tax on share-based incentive plans	7			7		7
Equity at end of period at Dec. 31, 2016	4,963	1,342	2,954	(5,392)	2,220	1,124	3,839
Profit after taxation for the year	2,169			1,532		1,532	637
Other comprehensive income/(expense) for the year	713			899	(37)	862	(149)
Total comprehensive income for the year	2,882			2,431	(37)	2,394	488
Distributions to non-controlling interests	(789)						(789)
Contribution from non-controlling interests	21						21
Dividends to shareholders	(3,906)			(3,906)		(3,906)
Changes in non-controllinginterests	(2)						(2)
Shares issued	56	1	55			56
Shares acquired by ESOP Trusts	(65)		10	581	(656)	(65)
Write-down of shares held by ESOP Trusts				(520)	520
Share-based incentive plans	333			333		333
Tax on share-based incentive plans	(4)			(4)		(4)
Equity at end of period (Previously stated [member]) at Dec. 31, 2017	3,489	1,343	3,019	(6,477)	2,047	(68)	3,557
Equity at end of period (IFRS 15 adjustments [member]) at Dec. 31, 2017	(4)			(4)		(4)
Equity at end of period (IFRS 9 adjustments [member]) at Dec. 31, 2017	(11)			277	(288)	(11)
Equity at end of period at Dec. 31, 2017	3,489		3,019
Equity at end of period at Dec 31, 2017, as adjusted	3,474	1,343	3,019	(6,204)	1,759	(83)	3,557
Profit after taxation for the year	4,046			3,623		3,623	423
Other comprehensive income/(expense) for the year	254			124	131	255	(1)
Total comprehensive income for the year	4,300			3,747	131	3,878	422
Distributions to non-controlling interests	(570)	0	0	0	0	0	(570)
Contribution from non-controlling interests	21	0	0	0	0	0	21
Derecognition of non-controlling interests in Consumer Healthcare Joint Venture	(62)	0	0	4,056	0	4,056	(4,118)
Dividends to shareholders	(3,927)	0	0	(3,927)	0	(3,927)	0
Realised profits on disposal of equity investments	0	0	0	56	(56)	0	0
Share of associates and joint ventures realised profits on disposal of equity investments	0	0	0	38	(38)	0	0
Shares issued	74	2	72	0	0	74	0
Shares acquired by ESOP Trusts	0
Write-down of shares held by ESOP Trusts	0	0	0	(265)	265	0	0
Share-based incentive plans	360	0	0	360	0	360	0
Tax on share-based incentive plans	2	0	0	2	0	2	0
Equity at end of period at Dec. 31, 2018	£ 3,672	£ 1,345	£ 3,091	£ (2,137)	£ 2,061	£ 4,360	£ (688)